Borrowing and Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Summary of the Company's borrowings

Interest Rate and Maturity	Aggregate Principal Amount (In Millions)	Percentage of Total Outstanding Principal Amount Exchanged
4.75% senior notes due 2022	$388	96.8%
5% senior notes due 2024	296	98.8%
Total senior notes issued under exchange transaction	$684
The following table is a summary of the Company’s borrowings as of December 31:

In millions	2015	2014
Commercial paper	$—	$685
3.25% senior notes due 2015	—	550
1.2% senior notes due 2016	750	750
6.125% senior notes due 2016	421	421
5.75% senior notes due 2017	1,080	1,080
1.9% senior notes due 2018	2,250	—
2.25% senior notes due 2018	1,250	1,250
2.25% senior notes due 2019	850	850
6.6% senior notes due 2019	394	394
2.8% senior notes due 2020	2,750	—
4.75% senior notes due 2020	450	450
4.125% senior notes due 2021	550	550
2.75% senior notes due 2022	1,250	1,250
3.5% senior notes due 2022	1,500	—
4.75% senior notes due 2022	400	—
4% senior notes due 2023	1,250	1,250
3.375% senior notes due 2024	650	650
5% senior notes due 2024	300	—
3.875% senior notes due 2025	3,000	—
6.25% senior notes due 2027	453	453
3.25% senior exchange debentures due 2035	5	—
4.875% senior notes due 2035	2,000	—
6.125% senior notes due 2039	734	734
5.75% senior notes due 2041	493	493
5.3% senior notes due 2043	750	750
5.125% senior notes due 2045	3,500	—
Capital lease obligations	644	391
Other	20	41
Total debt principal	27,694	12,992
Debt premiums	39	—
Debt discounts and deferred financing costs	(269)	(102)
	27,464	12,890
Less:
Short-term debt (commercial paper)	—	(685)
Current portion of long-term debt	(1,197)	(575)
Long-term debt	$26,267	$11,630

Schedule of Maturities of Long-term Debt
The following is a summary of the Company's required principal debt repayments, excluding unamortized debt discounts, deferred financing costs and debt premiums, due during each of the next five years and thereafter, as of December 31, 2015:

Year Ending December 31:
In millions
2016	$1,197
2017	1,113
2018	3,521
2019	1,266
2020	3,224
Thereafter	17,373
Total	$27,694